ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

December 24, 2014	Lauren D. Macioce T +1 212 596 9883 F +1 646 728 2727 lauren.macioce@ropesgray.com

BY EDGAR

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549

Re:   Stone Ridge Trust III

Ladies and Gentlemen:

We are filing today via EDGAR a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, on behalf of Stone Ridge Trust III, a Delaware statutory trust. The Trust has filed via EDGAR a Notification of Registration on Form N-8A in conjunction with this filing.

Pursuant to Section 6 of the 1933 Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $116.20 through the FEDWIRE system to the Securities and Exchange Commission’s account at U.S. Bank.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (212) 596-9883.

Very truly yours,

/s/ Lauren D. Macioce

cc:   Jane Korach
Elizabeth J. Reza